Schedule of Lease-related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Operating lease assets	$ 114,807	$ 125,014	$ 197,540
Operating lease liabilities - Current	35,650	35,428	57,329
Operating lease liabilities - Noncurrent	$ 79,157	$ 89,586	$ 139,631